Deferred Revenue	12 Months Ended
Dec. 31, 2020
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Deferred Revenue

23. Deferred revenue

The subsidiaries of the Company have recognized the following deferred revenue:

	12/31/2020	12/31/2019
‘am/pm’ and Jet Oil franchising upfront fee (a)	814	956
Loyalty program “Km de Vantagens” (b)	15,424	25,096
Loyalty program “Clube Extrafarma” (b)	2,044	1,574
Total current	18,282	27,626

a. Franchising upfront fee

am/pm is the convenience stores chain of the Ipiranga service stations and, on December 31, 2020, had 58 stores with initial deferred franchising upfront fee (63 stores as of December 31, 2019). Jet Oil is Ipiranga’s lubricant-changing and automotive service specialized network and, on December 31, 2020 had 45 stores with initial deferred franchising upfront fee (46 stores as of December 31, 2019). For more information on the deferred revenue from the franchising upfront fee, see Note 2.a.

b. Loyalty programs

Subsidiary Ipiranga participates in a loyalty program called Km de Vantagens (www.kmdevantagens.com.br) under which registered customers are rewarded with points when they buy products at Ipiranga service stations or at its partners. The customers may exchange these points, during the period of one year, for discounts on products and services offered by Ipiranga and its partners. Points received by Ipiranga’s customers that may be used with the partner Multiplus Fidelidade and for discounts of fuel in Ipiranga’s website (www.postoipiranganaweb.com.br) and recognized as a reduction of revenue from sales and services.

Subsidiary Extrafarma has a loyalty program called Clube Extrafarma (www.clubeextrafarma.com.br) under which registered customers are rewarded with points when they buy products at its drugstore chain. The customers may exchange these points, during the period of six months, for discounts in products at its drugstore chain, recharge credit on a mobile phone, and prizes offered by partners Multiplus Fidelidade and Ipiranga, through Km de Vantagens. Points received by Extrafarma’s customers are recognized as a reduction of revenue from sales and services.

Deferred revenue is estimated based on the fair value of the points granted, considering the value of the prizes and the expected redemption of these points. For more information on deferred revenue from loyalty program, see Note 2.a.